Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Family Delivery Schedule
The revised Airbus A320 family delivery schedule is as follows:

	2019	2020	2021	2022	2023-2028	Total
Original Order	5	20	23	20	60	128
Deferred Aircraft	(2)	(14)	(19)	(16)	51	—
Canceled Aircraft	—	—	—	—	(17)	(17)

Adjusted Order	3	6	4	4	94	111